AFD
--------------------------------------------------------------------------------
                                    EXCHANGE
--------------------------------------------------------------------------------
                                    RESERVES
--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2002

--------------------------------------------------------------------------------

An investment in the Fund is not (i) insured or guaranteed by the U.S. government, (ii) a deposit or obligation of, or guaranteed or endorsed by any bank, or (iii) federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS                                     AFD Exchange Reserves
================================================================================

May 7, 2002

Dear Shareholder:

Although the U.S. economy is expanding at a significant pace, according to the Federal Open Market Committee, interest rates still remain at 1.75%--a 40-year low--as real growth remains uncertain. One of the key determinants of interest rates is the outlook for inflation. The consensus view for 2002 is that core inflation will slow to about 2.0%, or even less; however, we believe inflation is likely to remain steady, with prices rising 2.5% to 2.75%. Consumer spending, industrial production and business investment are improving, yet, the job-loss rate is still down considerably.

A dominant theme for 2002 is the expected surge in federal spending. In the first quarter, real federal government spending rose 12% annualized, following an 11% gain in the fourth quarter of 2001--the biggest back-to-back quarterly gains since 1986. Importantly, much more is in the pipeline, especially in the defense area. Defense capital goods orders are up 16% over first quarter 2001 levels. The financial services and telecommunications sectors are still struggling financially and are not likely to increase capital spending anytime soon.

Overall, we continue to believe that the economy will improve against a backdrop of strong liquidity flows, fiscal and monetary stimulus, increased productivity, increased business spending and improving earnings-an environment that historically has been constructive for the equity markets.

We appreciate your continued interest in AFD Exchange Reserves.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President

STATEMENT OF NET ASSETS
March 31, 2002 (unaudited)                                 AFD Exchange Reserves
================================================================================

Principal
 Amount
  (000)   Security                             Yield                       Value
--------------------------------------------------------------------------------
          U.S. GOVERNMENT AGENCY
          OBLIGATIONS-52.4%
          Federal Home Loan Bank
$  25,000 12/12/02 ........................    2.34%              $   25,000,000
          Federal Home Loan
          Mortgage Corp.
  290,500 4/01/02 .........................    1.70                  290,500,000
   10,600 5/07/02 .........................    1.80                   10,580,920
          Federal National
          Mortgage Association
   25,000 9/27/02 FRN .....................    1.70                   24,991,447
   25,000 3/27/03 FRN .....................    1.70                   24,980,388
   40,000 11/29/02 FRN ....................    1.73                   39,992,686
   25,000 5/05/03 FRN .....................    1.74                   24,978,842
   50,000 5/08/02 .........................    1.76                   49,909,556
   50,000 4/11/02 .........................    1.77                   49,975,417
   27,615 5/08/02 .........................    1.78                   27,564,480
   67,000 6/12/02 .........................    1.84                   66,753,440
   44,000 6/26/02 .........................    1.86                   43,804,493
                                                                  --------------
          Total U.S. Government
          Agency Obligations
          (amortized cost
          $679,031,669) ...................                          679,031,669
                                                                  --------------
          COMMERCIAL
          PAPER-44.2%
          American Express Co.
   12,000 4/15/02 (a) .....................    1.80                   11,991,600
          American General Corp.
   26,600 4/15/02 .........................    1.80                   26,581,380
          AWB Finance, Ltd.
   12,500 4/17/02 (a) .....................    1.80                   12,490,000
          Cargill, Inc.
   15,000 4/26/02 (a) .....................    1.79                   14,981,354
          Caterpillar Financial
          Services, Ltd.
   12,000 6/24/02 .........................    1.91                   11,946,520
          Coca Cola Co.
   15,000 4/30/02 (a) .....................    1.80                   14,978,250
          Colgate Palmolive Co.
   15,000 4/30/02 .........................    1.79                   14,978,371
          Deutsche Bank AG
   15,000 4/30/02 .........................    1.61                   14,980,546
   20,000 4/24/02 .........................    1.80                   19,977,064
          General Electric Capital
          Corp.
   20,000 5/16/02 .........................    1.85                   19,953,750
          General Re Corp.
    2,000 5/28/02 .........................    1.78                    1,994,363
   33,500 5/28/02 .........................    1.80                   33,404,525
   20,000 4/29/02 .........................    1.80                   19,972,000
          Gillette Co.
   12,020 5/13/02 (a) .....................    1.84                   11,994,197
          J.P. Morgan Chase
          & Co.
   13,000 6/10/02 (a) .....................    1.90                   12,951,972
          Kraft Foods, Inc.
   13,000 4/12/02 .........................    1.80                   12,992,850
          Marshall & Ilsley Corp.
   16,000 5/15/02 .........................    1.84                   15,964,018
          Merck & Co., Inc. FRN
    8,750 10/25/02 (a) ....................    1.86                    8,750,000
          Morgan Stanley
          Dean Witter
   15,000 4/11/02 .........................    1.82                   14,992,417
          National City Corp.
   12,500 4/09/02 .........................    1.80                   12,495,000
          Nordea North America,
          Inc.
   15,000 5/28/02 .........................    1.87                   14,955,588
          Pfizer, Inc.
   34,700 4/15/02 (a) .....................    1.79                   34,675,845
          Private Export Funding
          Corp.
    4,600 5/21/02 (a) .....................    1.83                    4,588,308
          Prudential PLC
   20,200 5/15/02 .........................    1.82                   20,155,066
   13,000 4/22/02 .........................    1.82                   12,986,199
          Salomon Smith Barney,
          Inc.
   25,000 4/15/02 .........................    1.82                   24,982,306

                                                           AFD Exchange Reserves
================================================================================

Principal
 Amount
  (000)   Security                             Yield                       Value
--------------------------------------------------------------------------------
          SBC Communications,
          Inc.
$  15,000 4/08/02 (a) .....................    1.79%             $   14,994,779
          Schlumberger Technology
          Corp.
   15,000 4/26/02 .........................    1.82                  14,981,042
          Smithkline Beecham
          Corp.
   15,000 4/02/02 .........................    1.95                  14,999,187
          UBS Finance, Inc.
   63,000 4/01/02 .........................    1.85                  63,000,000
          Verizon Network
          Funding
   15,000 4/24/02 .........................    1.82                  14,982,558
          Wal-Mart Stores, Inc.
   15,000 4/02/02 (a) .....................    1.83                  14,999,237
          ZCM Matched Funding
          Corp.
   14,500 5/24/02 .........................    1.82                  14,461,148
                                                                 --------------
          Total Commercial Paper
          (amortized cost
          $573,131,440) ...................                         573,131,440
                                                                 --------------
          CERTIFICATES OF
          DEPOSIT-3.6%
          Lloyds Bank PLC
   26,000 5/28/02 .........................    1.81                  25,997,171
          Southtrust Bank NA
   15,000 6/28/02 .........................    1.92                  15,000,000
          Westdeutsche
          Landesbank
    6,000  1/15/03 .........................   2.00                   6,000,000
                                                                 --------------
          Total Certificates
          of Deposit
          (amortized cost
          $46,997,171) ....................                          46,997,171
                                                                 --------------
          CORPORATE
          OBLIGATION-1.9%
          Merrill Lynch & Co.,
          Inc. FRN MTN
   25,000 (amortized cost
          $25,000,000) 4/01/03 ............    1.85                  25,000,000
                                                                 --------------
          TOTAL
          INVESTMENTS-102.1%
          (amortized cost
          $1,324,160,280) .................                       1,324,160,280
          Other assets less
          liabilities-(2.1%) ..............                         (27,730,448)
                                                                 --------------
          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          670,172,356 Class A
          shares; 311,544,136
          Class B shares; 93,208,456
          Class C shares
          and 221,528,037 Advisor
          Class shares outstanding) .......                      $1,296,429,832
                                                                 ==============

--------------------------------------------------------------------------------

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2002, these securities amounted to $157,395,542, representing 12.1% of net assets.

      Glossary of Terms:

      FRN - Floating Rate Note

      MTN - Medium Term Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2002 (unaudited)                AFD Exchange Reserves
================================================================================

INVESTMENT INCOME
  Interest .......................................                $ 13,512,515
EXPENSES
  Advisory fee ...................................   $ 1,579,662
  Distribution fee - Class A .....................     1,673,440
  Distribution fee - Class B .....................     1,768,233
  Distribution fee - Class C .....................       379,993
  Transfer agency ................................       833,144
  Custodian ......................................       134,219
  Registration fees ..............................        98,468
  Printing .......................................        58,037
  Administrative .................................        53,500
  Audit and legal ................................        26,280
  Trustees' fees .................................         9,983
  Miscellaneous ..................................         9,363
                                                     -----------
  Total expenses .................................                   6,624,322
                                                                  ------------
  Net investment income ..........................                   6,888,193
REALIZED LOSS ON INVESTMENTS
  Net realized loss on investment transactions ...                     (73,687)
                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......                $  6,814,506
                                                                  ============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                         AFD Exchange Reserves
================================================================================

                                                             Six Months Ended     Year Ended
                                                              March 31, 2002     September 30,
                                                                (unaudited)           2001
                                                             ================   ===============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income ..................................   $     6,888,193    $    34,484,050
  Net realized gain (loss) on investment transactions ....           (73,687)             5,283
                                                             ---------------    ---------------
  Net increase in net assets from operations .............         6,814,506         34,489,333
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A ..............................................        (4,006,829)       (21,470,906)
    Class B ..............................................        (1,288,713)        (8,394,429)
    Class C ..............................................          (498,103)        (3,723,485)
    Advisor Class ........................................        (1,094,548)          (895,230)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase ...........................................        62,802,133        253,846,713
                                                             ---------------    ---------------
  Total increase .........................................        62,728,446        253,851,996
NET ASSETS
  Beginning of period ....................................     1,233,701,386        979,849,390
                                                             ---------------    ---------------
  End of period ..........................................   $ 1,296,429,832    $ 1,233,701,386
                                                             ===============    ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2002 (unaudited)                                 AFD Exchange Reserves
================================================================================

NOTE A: Significant Accounting Policies

AFD Exchange Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for Alliance Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the Alliance Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged for Class B shares of other Alliance Mutual Funds. Class B shares also are offered in exchange for Class B shares of other Alliance Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another Alliance Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other Alliance Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another Alliance Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs and to certain retirement plan accounts.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset

                                                           AFD Exchange Reserves
================================================================================

value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

5. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and other Transactions with Affiliates

The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets; ..24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2002, such reimbursements totaled $53,500.

For the six months ended March 31, 2002, the Fund's expenses were reduced by $3,765 under an expense offset arrangement with Alliance Global Investor Services, Inc. (AGIS).

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $144,641 from the sales of Class A shares and $157,295, $1,050,545, and $86,942 in contingent deferred sales charges imposed upon redemption by share holders of Class A, Class B, and Class C shares, respectively, for the six months ended March 31, 2002.

The Fund compensates AGIS, a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $796,617 for the six months ended March 31, 2002.

--------------------------------------------------------------------------------

NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At March 31, 2002, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS (continued)                  AFD Exchange Reserves
================================================================================

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At March 31, 2002, capital paid-in aggregated $1,296,452,985. Transactions, all at $1.00 per share, were as follows:

                                                   ----------------------------------
                                                                 CLASS A
                                                   ----------------------------------
                                                   Six Months Ended     Year Ended
                                                    March 31, 2002     September 30,
                                                      (unaudited)          2001
                                                   ----------------   ---------------
Shares sold ....................................    10,625,554,761     16,140,684,024
Shares issued on reinvestments of dividends ....         4,006,829         21,470,906
Shares converted from Class B ..................         4,703,891          1,513,297
Shares redeemed ................................   (10,628,526,439)   (16,179,695,884)
                                                   ---------------    ---------------
Net increase (decrease) ........................         5,739,042        (16,027,657)
                                                   ===============    ===============

                                                   ----------------------------------
                                                                 CLASS B
                                                   ----------------------------------
                                                   Six Months Ended     Year Ended
                                                    March 31, 2002     September 30,
                                                      (unaudited)          2001
                                                   ----------------   ---------------
Shares sold ....................................       154,899,994        618,421,776
Shares issued on reinvestments of dividends ....         1,288,713          8,394,429
Shares converted to Class A ....................        (4,703,891)        (1,513,297)
Shares redeemed ................................      (225,950,850)      (408,066,500)
                                                   ---------------    ---------------
Net increase (decrease) ........................       (74,466,034)       217,236,408
                                                   ===============    ===============

                                                   ----------------------------------
                                                                 CLASS C
                                                   ----------------------------------
                                                   Six Months Ended     Year Ended
                                                    March 31, 2002     September 30,
                                                      (unaudited)          2001
                                                   ----------------   ---------------
Shares sold ....................................       417,138,572      1,066,874,434
Shares issued on reinvestments of dividends ....           498,103          3,723,485
Shares redeemed ................................      (437,801,080)    (1,086,008,108)
                                                   ---------------    ---------------
Net decrease ...................................       (20,164,405)       (15,410,189)
                                                   ===============    ===============

                                                   ----------------------------------
                                                              ADVISOR CLASS
                                                   ----------------------------------
                                                   Six Months Ended     Year Ended
                                                    March 31, 2002     September 30,
                                                      (unaudited)          2001
                                                   ----------------   ---------------
Shares sold ....................................       154,992,465         72,371,760
Shares issued on reinvestments of dividends ....         1,094,548            895,230
Shares redeemed ................................        (4,393,483)        (5,218,839)
                                                   ---------------    ---------------
Net increase ...................................       151,693,530         68,048,151
                                                   ===============    ===============

FINANCIAL HIGHLIGHTS                                       AFD Exchange Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                         ------------------------------------------------------------------------
                                                                                          CLASS A
                                                         ------------------------------------------------------------------------
                                                         Six Months
                                                           Ended
                                                          March 31,                        Year Ended September 30,
                                                            2002         ========================================================
                                                         (unaudited)       2001        2000       1999         1998        1997
                                                         ===========     =========  =========   =========   =========   =========
Net asset value, beginning of period ...................  $    1.00      $   1.00   $   1.00    $   1.00    $   1.00    $   1.00
                                                          ---------      --------   --------    --------    --------    --------
Income from Investment Operations
Net investment income ..................................      .0060         .0414      .0511       .0408       .0454       .0411
                                                          ---------      --------   --------    --------    --------    --------
Less: Dividends
Dividends from net investment income ...................     (.0060)       (.0414)    (.0511)     (.0408)     (.0454)     (.0411)
                                                          ---------      --------   --------    --------    --------    --------
Net asset value, end of period .........................  $    1.00      $   1.00   $   1.00    $   1.00    $   1.00    $   1.00
                                                          =========      ========   ========    ========    ========    ========

Total Return
Total investment return based on net asset value (a) ...        .60%         4.23%      5.24%       4.16%       4.64%       4.19%
Ratios/Supplemental Data
Net assets, end of period (in millions) ................  $     670      $    664   $    680    $    290    $    168    $     41
Ratio of expenses to average net assets ................        .94%(b)       .96%       .99%        .99%       1.06%       1.38%
Ratio of net investment income to average net assets ...       1.20%(b)      4.09%      5.14%       4.06%       4.56%       4.10%

                                                         ------------------------------------------------------------------------
                                                                                          CLASS B
                                                         ------------------------------------------------------------------------
                                                         Six Months
                                                           Ended
                                                          March 31,                        Year Ended September 30,
                                                            2002         ========================================================
                                                         (unaudited)       2001        2000       1999         1998        1997
                                                         ===========     =========  =========   =========   =========   =========
Net asset value, beginning of period ...................  $    1.00      $   1.00   $   1.00    $   1.00    $   1.00    $   1.00
                                                          ---------      --------   --------    --------    --------    --------
Income from Investment Operations
Net investment income...................................      .0036         .0364      .0461       .0357       .0404       .0361
                                                          ---------      --------   --------    --------    --------    --------
Less: Dividends
Dividends from net investment income ...................     (.0036)       (.0364)    (.0461)     (.0357)     (.0404)     (.0361)
                                                          ---------      --------   --------    --------    --------    --------
Net asset value, end of period .........................  $    1.00      $   1.00   $   1.00    $   1.00    $   1.00    $   1.00
                                                          =========      ========   ========    ========    ========    ========
Total Return
Total investment return based on
   net asset value(a) ..................................        .36%         3.71%      4.72%       3.64%       4.13%       3.67%
Ratios/Supplemental Data

Net assets, end of period (in millions) ................  $     312      $    386   $    169    $    267    $    152    $     74
Ratio of expenses to average net assets ................       1.45%(b)      1.47%      1.50%       1.50%       1.58%       1.88%
Ratio of net investment income to average net assets ...        .73%(b)      3.43%      4.54%       3.57%       4.05%       3.61%

--------------------------------------------------------------------------------

See footnote summary on page 10.

FINANCIAL HIGHLIGHTS (continued)                           AFD Exchange Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         ------------------------------------------------------------------------
                                                                                          CLASS C
                                                         ------------------------------------------------------------------------
                                                         Six Months
                                                           Ended
                                                          March 31,                        Year Ended September 30,
                                                            2002         ========================================================
                                                         (unaudited)       2001        2000       1999         1998        1997
                                                         ===========     =========  =========   =========   =========   =========
Net asset value, beginning of period ...................  $    1.00      $   1.00   $   1.00    $   1.00    $   1.00    $   1.00
                                                          ---------      --------   --------    --------    --------    --------
Income from Investment Operations
Net investment income ..................................      .0048         .0389      .0486       .0383       .0430       .0386
                                                          ---------      --------   --------    --------    --------    --------
Less: Dividends
Dividends from net investment income ...................     (.0048)       (.0389)    (.0486)     (.0383)     (.0430)     (.0386)
                                                          ---------      --------   --------    --------    --------    --------
Net asset value, end of period .........................  $    1.00      $   1.00   $   1.00    $   1.00    $   1.00    $   1.00
                                                          =========      ========   ========    ========    ========    ========
Total Return
Total investment return based on
  net asset value (a) ..................................        .48%         3.97%      4.98%       3.90%       4.39%       3.93%

Ratios/Supplemental Data
Net assets, end of period (in millions) ................  $      93      $    113   $    129    $    128    $    125    $     24
Ratio of expenses to average net assets ................       1.19%(b)      1.22%      1.24%       1.24%       1.29%       1.61%
Ratio of net investment income to average net assets ...        .98%(b)      3.85%      4.85%       3.86%       4.34%       3.90%

                                                         --------------------------------------------------------------------------
                                                                                        ADVISOR CLASS
                                                         --------------------------------------------------------------------------
                                                         Six Months                                                     January 30,
                                                           Ended                                                          1997(c)
                                                          March 31,                  Year Ended September 30,               to
                                                            2002         ===========================================  September 30,
                                                         (unaudited)       2001        2000       1999        1998         1997
                                                         ===========     =========  =========   =========  =========  =============
Net asset value, beginning of period ...................  $    1.00      $   1.00   $   1.00    $   1.00    $   1.00    $   1.00
                                                          ---------      --------   --------    --------    --------    --------
Income from Investment Operations
Net investment income ..................................      .0085         .0464      .0561       .0458       .0505       .0254
                                                          ---------      --------   --------    --------    --------    --------
Less: Dividends
Dividends from net investment income ...................     (.0085)       (.0464)    (.0561)     (.0458)     (.0505)     (.0254)
                                                          ---------      --------   --------    --------    --------    --------
Net asset value, end of period .........................  $    1.00      $   1.00   $   1.00    $   1.00    $   1.00    $   1.00
                                                          =========      ========   ========    ========    ========    ========
Total Return
Total investment return based on
  net asset value (a) ..................................        .85%         4.75%      5.77%       4.68%       5.18%       3.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands) ...............  $ 221,522      $ 69,835   $  1,787    $ 11,576    $  3,240    $     35
Ratio of expenses to average net assets ................        .45%(b)       .47%       .47%        .49%        .55%        .88%(b)
Ratio of net investment income to average net assets ...       1.56%(b)      3.76%      5.53%       4.57%       5.08%       4.15%(b)

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(b)   Annualized.

(c)   Commencement of distribution.

                                                           AFD Exchange Reserves
================================================================================

AFD Exchange Reserves

1345 Avenue of the Americas
New York, NY 10105
Toll-free (800) 221-5672

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

--------------------------------------------------------------------------------

      Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

THE ALLIANCE FAMILY OF MUTUAL FUNDS
================================================================================

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Global Dollar Government Fund
Emerging Market Debt Fund***
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

--------------------------------------------------------------------------------

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.

      AFD Exchange Reserves serves as the money market fund exchange vehicle for the Alliance mutual funds.

      To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800)227-4618.

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